SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
SUBSEQUENT EVENTS

During October 2018, an officer of the company advanced an additional $13,500. The advance is non-interest bearing, non-secured and due on demand.

On October 25, 2018, Wyoming County Coal LLC was formed as a wholly owned subsidiary of Quest Energy Inc.

On November 7, 2018, Wyoming County Coal LLC, acquired 5 permits, coal processing and loading facilities, surface ownership, mineral ownership, and coal refuse storage facilities from unrelated entities. Consideration for the acquired assets was the assumption of reclamation bonds totaling $234,240, 1,727,273 shares of common stock of the company, a seller note of $350,000 and a seller note of $250,000. Management is still gathering the information needed to complete the allocation of the purchase price to the assets acquired and liabilities assumed.

On October 24, 2018, options totaling 69,420 common shares of the company were exercised by a non-affiliated shareholder. The exercise was a cashless exercise.

On November 5, 2018, 4,336,012 Series A preferred shares were converted into 14,453,373 common shares of the company in a cashless conversion under the terms of the agreement.

On November 7, 2018, 964,290 Series B preferred shares were converted into 267,859 common shares of the company in a cashless conversion.

On November 7, 2018, $36,000 worth of trade payables were settled with 6,000 common shares of the company.

On November 8, 2018, the Company’s Board of Directors elected to amend its Articles of Incorporation, canceled its Series B Preferred Stock, designated 20,000,000 shares of a newly created Series C Preferred Stock, and amended its Series A Preferred stock for the following key provisions: voting rights of 333(1/3) votes of Class A Common stock for each Series A Preferred stock, and anti-dilution protection through March 1, 2020 at no less than 72.0% of the fully-diluted Class A Common stock. The newly created Series C Preferred Stock carries the following key provisions: automated conversion to Class A Common Stock upon the completion of a underwritten equity offering totaling $5,000,000 or more and a paid in kind annual dividend with a 10% annual percentage rate.

On November 13, 2018, $300,000 was advanced under the ARC business loan which carries annual interest at 7%, is due within two months of advancement and is secure by all company assets.

On November 14, $225,000 of debt to an unrelated entity, was converted into 37,500 shares of Class A Common stock.

On November 15, three independent directors were appointed. As compensation for their services, each of the directors were issued a three-year warrant to purchase up to 15,000 common shares of our company at an exercise price of $6.00 per share, subject to certain price adjustments and other provisions found within the respective warrants. Should each of the three directors exercise the option through a cash payment to the Company, the Company will receive up to $90,000 from each director, and each director will receive up to 15,000 restricted common shares of the Company. There are no registration rights associated with this warrant that require the Company to register the shares.

On November 27, 2018, 50,000 shares of Series C preferred shares were sold at $1.00 per share resulting in proceeds of $50,000 for the Company.

On December 3, 2018, 10,000 shares of Class A Common stock and an option to purchase 417 shares of the company were issued to an unrelated firm for consulting services. The option has a strike price of $6.00 per share, has a two-year term, and can be exercised via a cashless exercise by the holder at any time during its term. The agreement also carries the commitment that a cash fee of $10,000 will be payable under the agreement at the time the company closes a financing of greater than $1.0 million. An additional 15,000 shares will be issued on June 1, 2019 if the agreement is still in effect.

To the shareholders and board of directors of

American Resources Corporation

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of American Resources Corporation and its subsidiaries (collectively, the “Company”) as of December 31, 2017 and 2016, and the related consolidated statements of operations, changes in stockholders’ deficit, and cash flows for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

Going Concern Matter

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1 to the financial statements, the Company has suffered recurring losses from operations and has a net capital deficiency that raises substantial doubt about its ability to continue as a going concern. Management's plans in regard to these matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

On January 25, 2018, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $346,660. The agreement calls for monthly payments until maturity of December 25, 2020.

During 2018, the company drew an additional $1,300,000 on the ARC business loan. (see note 3)

On March 29, 2018, Quest entered into an equipment financing agreement with an affiliated entity, to purchase certain surface mining equipment for $135,000. Payments of $75,000 and $60,000 are due on April 6, 2018 and April 13, 2018, respectively.